				Remittance Dates:
				September 20, 2012 through October 19, 2012

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: June 29, 2012 through June 28, 2013
Remittance Dates: September 20, 2012 through October 19, 2012

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00353	per kWh	$2,238,903.28	$2,228,586.40
2	Small General Service	$0.00570	per kWh	$165,791.81	$165,479.29
3	General Service	$0.00277	per kWh	$900,349.55	$899,767.93
4	Large General Service	$0.00151	per kWh	$218,676.75	$218,643.95
5	Large Industrial Power Service	$0.14980	per kW	$122,452.84	$122,452.84
6	Interruptible Service	$0.03603	per kW	$4,346.04	$4,346.04
7	Economic As-Available Service	$0.00021	per kWh	$2,245.94	$2,245.94
8	Standby and Maintenance Service	$0.01959	per kW	$11,967.19	$11,967.19
9	Street and Outdoor Lighting	$0.01662	per kWh	$112,182.35	$110,891.48
10	Total			$3,776,915.75	$3,764,381.06

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$-	$-	$-	$-
14	Small General Service	$-	$-	$-	$-
15	General Service	$-	$-	$-	$-
16	Large General Service	$-	$-	$-	$-
17	Large Industrial Power Service	$-	$-	$-	$-
18	Interruptible Service	$-	$-	$-	$-
19	Economic As-Available Service	$-	$-	$-	$-
20	Standby and Maintenance Service	$-	$-	$-	$-
21	Street and Outdoor Lighting	$-	$-	$-	$-
22	Total	$-	$-	$-	$-

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,764,381.06
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,764,381.06

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$-
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$-

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 19th day of October 2012.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Frank Williford
	Title: Assistant Treasurer

				Remittance Dates:
				October 22, 2012 through November 19, 2012

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: June 29, 2012 through June 28, 2013
Remittance Dates: October 22, 2012 through November 19, 2012

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00353	per kWh	$1,664,789.08	$1,657,117.73
2	Small General Service	$0.00570	per kWh	$139,147.40	$138,885.10
3	General Service	$0.00277	per kWh	$807,100.43	$806,579.05
4	Large General Service	$0.00151	per kWh	$198,123.55	$198,093.83
5	Large Industrial Power Service	$0.14980	per kW	$120,619.24	$120,619.24
6	Interruptible Service	$0.03603	per kW	$4,279.39	$4,279.39
7	Economic As-Available Service	$0.00021	per kWh	$1,354.07	$1,354.07
8	Standby and Maintenance Service	$0.01959	per kW	$11,886.29	$11,886.29
9	Street and Outdoor Lighting	$0.01662	per kWh	$112,535.10	$111,240.15
10	Total			$3,059,834.55	$3,050,054.85

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$-	$-	$-	$-
14	Small General Service	$-	$-	$-	$-
15	General Service	$-	$-	$-	$-
16	Large General Service	$-	$-	$-	$-
17	Large Industrial Power Service	$-	$-	$-	$-
18	Interruptible Service	$-	$-	$-	$-
19	Economic As-Available Service	$-	$-	$-	$-
20	Standby and Maintenance Service	$-	$-	$-	$-
21	Street and Outdoor Lighting	$-	$-	$-	$-
22	Total	$-	$-	$-	$-

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,050,054.85
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,050,054.85

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$-
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$-

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 19th day of November 2012.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Frank Williford
	Title: Assistant Treasurer

				Remittance Dates:
				November 20, 2012 through December 19, 2012

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: June 29, 2012 through June 28, 2013
Remittance Dates: November 20, 2012 through December 19, 2012

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00353	per kWh	$1,311,404.95	$1,305,361.99
2	Small General Service	$0.00570	per kWh	$124,280.78	$124,046.53
3	General Service	$0.00277	per kWh	$711,437.85	$710,978.26
4	Large General Service	$0.00151	per kWh	$191,285.12	$191,256.43
5	Large Industrial Power Service	$0.14980	per kW	$110,870.90	$110,870.90
6	Interruptible Service	$0.03603	per kW	$4,250.34	$4,250.34
7	Economic As-Available Service	$0.00021	per kWh	$2,670.24	$2,670.24
8	Standby and Maintenance Service	$0.01959	per kW	$8,342.81	$8,342.81
9	Street and Outdoor Lighting	$0.01662	per kWh	$112,688.23	$111,391.55
10	Total			$2,577,231.22	$2,569,169.05

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$-	$-	$-	$-
14	Small General Service	$-	$-	$-	$-
15	General Service	$-	$-	$-	$-
16	Large General Service	$-	$-	$-	$-
17	Large Industrial Power Service	$-	$-	$-	$-
18	Interruptible Service	$-	$-	$-	$-
19	Economic As-Available Service	$-	$-	$-	$-
20	Standby and Maintenance Service	$-	$-	$-	$-
21	Street and Outdoor Lighting	$-	$-	$-	$-
22	Total	$-	$-	$-	$-

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,569,169.05
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,569,169.05

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$-
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$-

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 19th day of December 2012.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Frank Williford
	Title: Assistant Treasurer

				Remittance Dates:
				December 20, 2012 through January 22, 2013

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: June 29, 2012 through June 28, 2013
Remittance Dates: December 20, 2012 through January 22, 2013

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00353	per kWh	$1,303,435.78	$1,297,429.55
2	Small General Service	$0.00570	per kWh	$124,020.84	$123,787.04
3	General Service	$0.00277	per kWh	$681,257.91	$680,817.83
4	Large General Service	$0.00151	per kWh	$178,663.79	$178,636.99
5	Large Industrial Power Service	$0.14980	per kW	$110,249.98	$110,249.98
6	Interruptible Service	$0.03603	per kW	$3,922.84	$3,922.84
7	Economic As-Available Service	$0.00021	per kWh	$1,434.79	$1,434.79
8	Standby and Maintenance Service	$0.01959	per kW	$9,689.89	$9,689.89
9	Street and Outdoor Lighting	$0.01662	per kWh	$113,189.65	$111,887.17
10	Total			$2,525,865.47	$2,517,856.08

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$-	$-	$-	$-
14	Small General Service	$-	$-	$-	$-
15	General Service	$-	$-	$-	$-
16	Large General Service	$-	$-	$-	$-
17	Large Industrial Power Service	$-	$-	$-	$-
18	Interruptible Service	$-	$-	$-	$-
19	Economic As-Available Service	$-	$-	$-	$-
20	Standby and Maintenance Service	$-	$-	$-	$-
21	Street and Outdoor Lighting	$-	$-	$-	$-
22	Total	$-	$-	$-	$-

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,517,856.08
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,517,856.08

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$-
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$-

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of January 2013.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Frank Williford
	Title:Assistant Treasurer

				Remittance Dates:
				January 22, 2013 through February 20, 2013

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: June 29, 2012 through June 27, 2013
Remittance Dates: January 22, 2013 through February 20, 2013

Line	TC Class	a. TCs in Effect (1)		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00393	per kWh	$1,958,655.14	$1,949,629.68
2	Small General Service	$0.00624	per kWh	$167,236.10	$166,920.86
3	General Service	$0.00308	per kWh	$800,489.14	$799,972.04
4	Large General Service	$0.00169	per kWh	$207,562.34	$207,531.21
5	Large Industrial Power Service	$0.16446	per kW	$133,704.02	$133,704.02
6	Interruptible Service	$0.03972	per kW	$4,172.83	$4,172.83
7	Economic As-Available Service	$0.00628	per kWh	$74,521.78	$74,521.78
8	Standby and Maintenance Service	$0.02165	per kW	$9,479.92	$9,479.92
9	Street and Outdoor Lighting	$0.01852	per kWh	$126,234.20	$124,781.62
10	Total			$3,482,055.47	$3,470,713.96

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$-	$-	$-	$-
14	Small General Service	$-	$-	$-	$-
15	General Service	$-	$-	$-	$-
16	Large General Service	$-	$-	$-	$-
17	Large Industrial Power Service	$-	$-	$-	$-
18	Interruptible Service	$-	$-	$-	$-
19	Economic As-Available Service	$-	$-	$-	$-
20	Standby and Maintenance Service	$-	$-	$-	$-
21	Street and Outdoor Lighting	$-	$-	$-	$-
22	Total	$-	$-	$-	$-

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,470,713.96
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,470,713.96

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$-
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$-

	(1) TCs effective December 31, 2012 through remainder of reconciliation period.

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of February 2013.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Frank Williford
	Title: Assistant Treasurer

				Remittance Dates:
				February 21, 2013 through March 22, 2013

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: June 29, 2012 through June 27, 2013
Remittance Dates: February 21, 2013 through March 22, 2013

Line	TC Class	a. TCs in Effect (1)		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00393	per kWh	$1,543,266.90	$1,536,155.55
2	Small General Service	$0.00624	per kWh	$144,257.46	$143,985.55
3	General Service	$0.00308	per kWh	$743,091.27	$742,611.24
4	Large General Service	$0.00169	per kWh	$200,302.88	$200,272.83
5	Large Industrial Power Service	$0.16446	per kW	$126,937.11	$126,937.11
6	Interruptible Service	$0.03972	per kW	$4,252.51	$4,252.51
7	Economic As-Available Service	$0.00628	per kWh	$88,188.94	$88,188.94
8	Standby and Maintenance Service	$0.02165	per kW	$10,449.06	$10,449.06
9	Street and Outdoor Lighting	$0.01852	per kWh	$127,375.41	$125,909.71
10	Total			$2,988,121.54	$2,978,762.50

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$-	$-	$-	$-
14	Small General Service	$-	$-	$-	$-
15	General Service	$-	$-	$-	$-
16	Large General Service	$-	$-	$-	$-
17	Large Industrial Power Service	$-	$-	$-	$-
18	Interruptible Service	$-	$-	$-	$-
19	Economic As-Available Service	$-	$-	$-	$-
20	Standby and Maintenance Service	$-	$-	$-	$-
21	Street and Outdoor Lighting	$-	$-	$-	$-
22	Total	$-	$-	$-	$-

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,978,762.50
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,978,762.50

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$-
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$-

	(1) TCs effective December 31, 2012 through remainder of reconciliation period.

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of March 2013.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Frank Williford
	Title: Assistant Treasurer